Delinquent Section 16(a) Reports. Section 16(a) of the Exchange Act and Section 30(h) of the 1940 Act, and the rules thereunder, require the Fund’s trustees and certain officers, investment adviser, certain affiliated persons of the investment adviser and persons who own more than 10% of a registered class of the Fund’s equity securities to file forms reporting their affiliation with the Fund and their ownership and changes in their ownership of the Fund’s securities with the Securities and Exchange Commission (the “SEC”).

Based solely on a review of the reports filed with the SEC, the Registrant believes that, during the fiscal year ended March 31, 2026, all reports required to be filed under Section 16(a) were timely filed, except that Apollo Principal Holdings B, L.P., Apollo Principal Holdings B GP, LLC, APO Corp., Apollo S3 Holdings (ASPM AIV), L.P., Apollo S3 Advisors, L.P., Sliders Advisors GP, LLC and APH Holdings (DC), L.P. filed a late Form 4 filing, as a greater than 10% owner of the Fund, relating to transactions in Class I Shares of the Fund. The Form 4 was filed immediately upon EDGAR’s opening on the morning of the next business day following the due date.